Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Land	¥ 270,308	¥ 273,014
Buildings	1,687,921	1,658,270
Machinery and equipment	1,806,185	1,802,624
Construction in progress	37,324	77,953
Finance lease right-of-use assets	6,048	4,999
Property, Plant and Equipment, Gross, Total	3,807,786	3,816,860
Less accumulated depreciation	(2,770,106)	(2,727,189)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,037,680	¥ 1,089,671